TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carry forwards | ¥		¥ 12,180,894		¥ 12,433,736
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	16.50%
Hong Kong | First HK dollar 2,000 of profits of corporations
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	8.25%
Amount of assessable profits under lowered tax rate | $	$ 2,000
Mainland China
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Mainland China | High and New Technology Enterprises ("HNTE")
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	15.00%	15.00%	15.00%
Mainland China | Beijing Daguan Information Technology Co Ltd (HNTE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	15.00%